GOF STKP-7

                       SUPPLEMENT DATED JANUARY 1, 2003
      TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                         FRANKLIN CAPITAL GROWTH FUND

                        FRANKLIN CUSTODIAN FUNDS, INC.
                                DynaTech Series
                                 Growth Series
                                 Income Series
                               Utilities Series
                       U.S. Government Securities Series

                          FRANKLIN FEDERAL MONEY FUND

                         FRANKLIN FLOATING RATE TRUST

                             FRANKLIN GLOBAL TRUST
                    Franklin Global Aggressive Growth Fund
                          Franklin Global Growth Fund

                    FRANKLIN GOLD AND PRECIOUS METALS FUND

                          FRANKLIN HIGH INCOME TRUST
                        Franklin's AGE High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
          Franklin Short-Intermediate U.S. Government Securities Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                              FRANKLIN MONEY FUND

                       FRANKLIN MUTUAL SERIES FUND INC.
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                           FRANKLIN STRATEGIC SERIES
                        Franklin Aggressive Growth Fund
                     Franklin Biotechnology Discovery Fund
                            Franklin Blue Chip Fund
                         Franklin Flex Cap Growth Fund
                      Franklin Global Communications Fund
                       Franklin Global Health Care Fund
                        Franklin Large Cap Growth Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund
                       Franklin Small Cap Growth Fund II
                        Franklin Strategic Income Fund
                           Franklin Technology Fund
                         Franklin U.S. Long-Short Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                    Franklin Templeton Moderate Target Fund
                     Franklin Templeton Growth Target Fund

                        FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                       Templeton Global Long-Short Fund
                         Templeton Pacific Growth Fund

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                         Franklin Templeton Money Fund

                        FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                         Franklin Small Cap Value Fund

                      TEMPLETON DEVELOPING MARKETS TRUST

                       TEMPLETON GLOBAL INVESTMENT TRUST
                     Templeton International (Ex EM) Fund
                         Templeton Latin America Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

The prospectus is amended as follows:

I. YOUR ACCOUNT - SALES CHARGES - CLASS B - RETIREMENT PLANS

FOR ALL FUNDS THAT OFFER CLASS B SHARES.

"Retirement Plans" under "Your Account - Sales Charges - Class B" is replaced with the following:

 RETIREMENT PLANS Class B shares are available to retirement plans for which Franklin Templeton Bank & Trust serves as trustee or custodian, excepting DCS Plans.

 A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

 An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

 A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level record keeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level record keeping related to those DCS services.

II. YOUR ACCOUNT - SALES CHARGES - CLASS R

FOR ALL FUNDS THAT OFFER CLASS R SHARES.

The section "Your Account - Sales Charges - Class R" is replaced with the following:

 SALES CHARGES - CLASS R

 With Class R shares, there is no initial sales charge.

 RETIREMENT PLANS  Class R shares are available to the following investors:

 o Employer Sponsored Retirement Plans that are not DCS Plans;

 o DCS Plans with assets less than $10 million;

 o Investors who open a Franklin Templeton IRA Rollover with less than $1 million other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan; and

 o Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code of 1986, as amended.

 A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

 An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

 A "DCS  Plan"  is  an  Employer  Sponsored   Retirement  Plan  that  (i) has
 contracted for current participant level record keeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level record keeping related to those DCS services.

 MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

 CDSC  Except for Employer Sponsored  Retirement Plans that (i) are DCS Plans;
 (ii) have contracted with a Distributor's affiliate for plan trustee services; or (iii) first purchases fund shares after January 1, 2003, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares sold within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Employer Sponsored Retirement Plans. The way we calculate the CDSC is the same for each class (please see below).

 DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

III. Buying Shares - Minimum Investments

FOR ALL FUNDS

The first four items in the table under "MINIMUM INVESTMENTS" under the section "BUYING SHARES" are replaced with the following:

 MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                              INITIAL                ADDITIONAL
------------------------------------------------------------------------------
 Regular accounts              $1,000                 $50
------------------------------------------------------------------------------
 Automatic investment plans   $50 ($25/1 for a       $50 ($25/1 for a
                              Coverdell Education    Coverdell Education
                              Savings Plan)          Savings Plan)
------------------------------------------------------------------------------
 UGMA/UTMA accounts           $100                  $50
------------------------------------------------------------------------------
 Employer sponsored           no minimum             no minimum/3
 retirement plans/2
------------------------------------------------------------------------------

 1. Effective July 1, 2003, the $25 minimum investment will increase to $50.

 2. Does not apply to Franklin Floating Rate Trust

 3. Effective July 1, 2003, there will be a $25 minimum investment.

IV. INVESTORS SERVICES - AUTOMATIC INVESTMENT PLAN

FOR ALL FUNDS

The  last  sentence  under  "AUTOMATIC   INVESTMENT  PLAN"  in  the  "INVESTORS
SERVICES" section is replaced with the following:

 If you are opening a new account, please include the minimum initial investment of $50 ($25/1 for a Coverdell Education Savings Plan) with your application.

 1. Effective July 1, 2003, the $25 minimum investment will increase to $50.

V. INVESTOR SERVICES - RETIREMENT PLANS

FOR ALL FUNDS

The callout is replaced with the following:
-------------------------------------------------------------------------------
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.

VI. INVESTOR SERVICES - DISTRIBUTION OPTIONS

FOR ALL FUNDS THAT OFFER CLASS B AND/OR CLASS C AND/OR CLASS R SHARES

The footnote to the section is replaced with the following:

 *Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. DCS Plans may direct distributions to Class A shares if Class R shares are not offered by that fund.

VII. INVESTOR SERVICES - EXCHANGE PRIVILEGE

FOR ALL FUNDS THAT OFFER CLASS R SHARES

The  paragraph  beginning  with  "For  ValuSelect   plans..."  under  "EXCHANGE
PRIVILEGE" in the "INVESTOR SERVICES" section is replaced with the following:

 DCS Plans may exchange Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

VIII. DEALER COMPENSATION TABLE

FOR THE FOLLOWING FUNDS: TEMPLETON GLOBAL BOND FUND, FRANKLIN'S AGE HIGH INCOME FUND, FRANKLIN TOTAL RETURN FUND, FRANKLIN STRATEGIC INCOME FUND, FRANKLIN STRATEGIC MORTGAGE PORTFOLIO, U.S. GOVERNMENT SECURITIES SERIES, INCOME SERIES, AND UTILITIES SERIES

 The first five items under "COMMISSION" in the "CLASS A" column of the table under the section "DEALER COMPENSATION" are replaced with the following:

                                        CLASS A
-------------------------------------------------------------------------------
 Commission (%)                           --
 Investment under $100,000               4.00
 $100,000 but under $250,000             2.80
 $250,000 but under $500,000             2.00
 $500,000 but under $1 million           1.60

IX. FOOTNOTES TO THE DEALER COMPENSATION TABLE

FOR ALL FUNDS, EXCEPT FRANKLIN FEDERAL MONEY FUND, FRANKLIN MONEY FUND AND FRANKLIN TEMPLETON MONEY FUND

THE FOOTNOTES TO THE DEALER COMPENSATION TABLE ARE REVISED AS FOLLOWS:

 A. ADD THE FOLLOWING SENTENCE TO FOOTNOTE 1: For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

 B. ADD THE FOLLOWING SENTENCE TO THE FOOTNOTE TO CLASS C COMMISSION: For purchases at NAV, Distributors will not pay a prepaid commission.

 C. ADD  THE  FOLLOWING  SENTENCE  TO THE  FOOTNOTE  TO  CLASS C  12B-1 FEE TO
 DEALER: For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

 D. REVISE THE LAST SENTENCE TO THE FOOTNOTE TO CLASS R: Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if Distributors did not pay a prepaid commission.

               Please keep this supplement for future reference